Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
13. Intangible assets

	Software	Copyrights	Total
	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2020	391	176,901	177,292
Acquisition from business combinations (Note 8)	—	26,000	26,000
Additions - acquired separately	—	73,962	73,962

At December 31, 2020	391	276,863	277,254
Additions - acquired separately	64	237,557	237,621

At December 31, 2021	455	514,420	514,875

Accumulated amortisation
At January 1, 2020	(339)	(8,448)	(8,787)
Charge for the year	(40)	(5,326)	(5,366)

At December 31, 2020	(379)	(13,774)	(14,153)
Charge for the year	(30)	(8,392)	(8,422)

At December 31, 2021	(409)	(22,166)	(22,575)

Net carrying amount
At December 31, 2021	46	492,254	492,300
At December 31, 2020	12	263,089	263,101